Financial Risk Management Objectives and Policies - Foreign Currency Exchange Rate Risk Sensitivity Analysis Assuming 10% Strengthening of Major Currencies against Functional Currency (Detail) - Foreign currency risk [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 12,601	$ 1,757	¥ 14,964
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	769	107	533
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 6,905	$ 963	¥ 493